Organization and Description of Business - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Mar. 31, 2026
17 Uno Limited (“17 Uno”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Aug. 17, 2022
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Shenyang Mental Aether Technology Company Limited (“Shenyang”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Dec. 05, 2025
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Selling electronic components and providing related services
Mental Form (BVI) Limited (“MFBVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Sep. 12, 2025
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Mental Form (HK) Limited (“MFHK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Sep. 16, 2025
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Selling humanoid robots and providing related services
I Win Holdings Limited (“IWHL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Mar. 25, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding and providing consultancy services
I Win Securities Limited (“IWSL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Nov. 10, 2016
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Carrying out regulated activities including Type 1 activity “Dealing in Securities” under HKSFO
I Win Asset Management Limited (“IWAML”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Mar. 25, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Carrying out regulated activities including Type 4 activity “Advising on Securities” and Type 9 activity “Asset Management” under HKSFO
I Win Consulting Limited (“IWCL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Jul. 16, 2025
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Providing general consulting services
China Union Financial Holding Limited (“CUFH”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Jun. 17, 2016
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding